Note 20 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Years Ended December 31
	2016	2015	2014

China	$46,784	$45,854	$55,133
Taiwan	3,009	2,274	2,022
Japan	2,535	3,759	4,490
Korea	2,257	879	288
Singapore	1,539	1,398	1,341
Other	437	677	317

	$56,561	$54,841	$63,591

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31
	2016	2015	2014

Customer A	10%	11%	12%
Customer B	8%	8%	10%

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31
	2016	2015	2014

Taiwan	$5,607	$5,813	$8,689
U.S.A.	4,176	4,162	4,188
China	3,920	3,997	6,363
Other	33	39	123

	$13,736	$14,011	$19,363